Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment based on:[4]
Year	Summary Compensation Table Total for Mary N. Dillon ($) (1)	Compensation Actually Paid to Mary N. Dillon ($) (1), (2), (3)	Summary Compensation Table Total for David C. Kimbell ($) (1)	Compensation Actually Paid to David C. Kimbell ($) (1), (2), (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1), (2), (3)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Earnings Before Taxes (EBT) ($ Millions) (5)
2022	—	—	13,512,384	31,234,457	4,506,950	8,156,948	188.75	123.99	1,242	1,644
2021	6,968,391	22,560,792	8,539,767	19,890,765	2,961,167	5,266,028	133.94	149.72	986	1,296
2020	8,100,164	12,265,040	—	—	3,939,707	6,641,083	104.42	141.39	176	231

1.	Mary N. Dillon was our PEO from July 2013 to June 2021. David C. Kimbell has served as our PEO from June 2021 to present. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022	2021	2020
Scott M. Settersten	Scott M. Settersten	David C. Kimbell
Jodi J. Caro	Jodi J. Caro	Scott M. Settersten
Anita J. Ryan	Jeffrey J. Childs	Jodi J. Caro
Kecia L. Steelman	Kecia L. Steelman	Jeffrey J. Childs

2.	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

	Summary Compensation Table	Exclusion of Stock Awards and	Inclusion of Equity Values for	Compensation Actually Paid to
Year	Total for Mary N. Dillon	Option Awards for Mary N. Dillon	Mary N. Dillon	Mary N. Dillon
	($)	($)	($)	($)
2021	6,968,391	(4,667,992)	20,260,393	22,560,792
2020	8,100,164	(4,992,349)	9,157,225	12,265,040

	Summary Compensation Table	Exclusion of Stock Awards and	Inclusion of Equity Values for	Compensation Actually Paid to
Year	Total for David C. Kimbell	Option Awards for David C. Kimbell	David C. Kimbell	David C. Kimbell
	($)	($)	($)	($)
2022	13,512,384	(7,823,293)	25,545,366	31,234,457
2021	8,539,767	(3,702,045)	15,053,043	19,890,765

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
2022	4,506,950	(2,405,339)	6,055,337	8,156,948
2021	2,961,167	(1,162,224)	3,467,085	5,266,028
2020	3,939,707	(2,683,588)	5,384,964	6,641,083

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mary N. Dillon	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mary N. Dillon	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mary N. Dillon	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mary N. Dillon	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mary N. Dillon	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mary N. Dillon	Total - Inclusion of Equity Values for Mary N. Dillon
	($)	($)	($)	($)	($)	($)	($)
2021	8,350,423	6,789,382	0	5,120,588	0	0	20,260,393
2020	10,692,770	1,295,149	0	(2,830,694)	0	0	9,157,225

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David C. Kimbell	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David C. Kimbell	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David C. Kimbell	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David C. Kimbell	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David C. Kimbell	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David C. Kimbell	Total - Inclusion of Equity Values for David C. Kimbell
	($)	($)	($)	($)	($)	($)	($)
2022	12,623,599	12,662,811	0	258,956	0	0	25,545,366
2021	7,486,997	6,525,855	0	1,040,191	0	0	15,053,043

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)	($)	($)
2022	3,584,954	2,440,946	0	29,437	0	0	6,055,337
2021	2,165,935	1,147,385	0	153,765	0	0	3,467,085
2020	5,681,481	79,970	0	(376,487)	0	0	5,384,964

The fair values of RSUs, PBSs, and stock options included in the Compensation Actually Paid to our PEOs and the Average Compensation Actually Paid to our non-PEO NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in this proxy statement and our Annual Report on Form 10-K for the year ended January 28, 2023. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates. Changes to the PBS fair values are based on the updated stock price at the respective measurement dates, in addition to expected volatility, risk-free interest rate assumptions, and TSR. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected life, expected volatility, and risk-free interest rate assumptions. For all years presented, the meaningful increases or decreases in the year-end PBS fair value and stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

4.	The Peer Group TSR set forth in this table utilizes the S&P 500 Retailing (Industry Group, SP500-2550) (“S&P 500 Retailing”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended January 28, 2023. The comparison assumes $100 was invested for the period starting January 28, 2020, through the end of the listed year in the Company and in the S&P 500 Retailing, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.	We determined Earnings Before Taxes (EBT) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in fiscal 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Earnings Before Taxes (EBT)
Named Executive Officers, Footnote [Text Block]

							Value of Initial Fixed $100 Investment based on:[4]
Year	Summary Compensation Table Total for Mary N. Dillon ($) (1)	Compensation Actually Paid to Mary N. Dillon ($) (1), (2), (3)	Summary Compensation Table Total for David C. Kimbell ($) (1)	Compensation Actually Paid to David C. Kimbell ($) (1), (2), (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1), (2), (3)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Earnings Before Taxes (EBT) ($ Millions) (5)
2022	—	—	13,512,384	31,234,457	4,506,950	8,156,948	188.75	123.99	1,242	1,644
2021	6,968,391	22,560,792	8,539,767	19,890,765	2,961,167	5,266,028	133.94	149.72	986	1,296
2020	8,100,164	12,265,040	—	—	3,939,707	6,641,083	104.42	141.39	176	231

1.	Mary N. Dillon was our PEO from July 2013 to June 2021. David C. Kimbell has served as our PEO from June 2021 to present. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022	2021	2020
Scott M. Settersten	Scott M. Settersten	David C. Kimbell
Jodi J. Caro	Jodi J. Caro	Scott M. Settersten
Anita J. Ryan	Jeffrey J. Childs	Jodi J. Caro
Kecia L. Steelman	Kecia L. Steelman	Jeffrey J. Childs

Peer Group Issuers, Footnote [Text Block]
4.	The Peer Group TSR set forth in this table utilizes the S&P 500 Retailing (Industry Group, SP500-2550) (“S&P 500 Retailing”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended January 28, 2023. The comparison assumes $100 was invested for the period starting January 28, 2020, through the end of the listed year in the Company and in the S&P 500 Retailing, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]

3.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

	Summary Compensation Table	Exclusion of Stock Awards and	Inclusion of Equity Values for	Compensation Actually Paid to
Year	Total for Mary N. Dillon	Option Awards for Mary N. Dillon	Mary N. Dillon	Mary N. Dillon
	($)	($)	($)	($)
2021	6,968,391	(4,667,992)	20,260,393	22,560,792
2020	8,100,164	(4,992,349)	9,157,225	12,265,040

	Summary Compensation Table	Exclusion of Stock Awards and	Inclusion of Equity Values for	Compensation Actually Paid to
Year	Total for David C. Kimbell	Option Awards for David C. Kimbell	David C. Kimbell	David C. Kimbell
	($)	($)	($)	($)
2022	13,512,384	(7,823,293)	25,545,366	31,234,457
2021	8,539,767	(3,702,045)	15,053,043	19,890,765

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
2022	4,506,950	(2,405,339)	6,055,337	8,156,948
2021	2,961,167	(1,162,224)	3,467,085	5,266,028
2020	3,939,707	(2,683,588)	5,384,964	6,641,083

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mary N. Dillon	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mary N. Dillon	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mary N. Dillon	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mary N. Dillon	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mary N. Dillon	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mary N. Dillon	Total - Inclusion of Equity Values for Mary N. Dillon
	($)	($)	($)	($)	($)	($)	($)
2021	8,350,423	6,789,382	0	5,120,588	0	0	20,260,393
2020	10,692,770	1,295,149	0	(2,830,694)	0	0	9,157,225

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David C. Kimbell	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David C. Kimbell	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David C. Kimbell	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David C. Kimbell	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David C. Kimbell	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David C. Kimbell	Total - Inclusion of Equity Values for David C. Kimbell
	($)	($)	($)	($)	($)	($)	($)
2022	12,623,599	12,662,811	0	258,956	0	0	25,545,366
2021	7,486,997	6,525,855	0	1,040,191	0	0	15,053,043

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)	($)	($)
2022	3,584,954	2,440,946	0	29,437	0	0	6,055,337
2021	2,165,935	1,147,385	0	153,765	0	0	3,467,085
2020	5,681,481	79,970	0	(376,487)	0	0	5,384,964

The fair values of RSUs, PBSs, and stock options included in the Compensation Actually Paid to our PEOs and the Average Compensation Actually Paid to our non-PEO NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in this proxy statement and our Annual Report on Form 10-K for the year ended January 28, 2023. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates. Changes to the PBS fair values are based on the updated stock price at the respective measurement dates, in addition to expected volatility, risk-free interest rate assumptions, and TSR. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected life, expected volatility, and risk-free interest rate assumptions. For all years presented, the meaningful increases or decreases in the year-end PBS fair value and stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

4.	The Peer Group TSR set forth in this table utilizes the S&P 500 Retailing (Industry Group, SP500-2550) (“S&P 500 Retailing”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended January 28, 2023. The comparison assumes $100 was invested for the period starting January 28, 2020, through the end of the listed year in the Company and in the S&P 500 Retailing, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Non-PEO NEO Average Total Compensation Amount	$ 4,506,950	$ 2,961,167	$ 3,939,707
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,156,948	5,266,028	6,641,083
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

3.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

	Summary Compensation Table	Exclusion of Stock Awards and	Inclusion of Equity Values for	Compensation Actually Paid to
Year	Total for Mary N. Dillon	Option Awards for Mary N. Dillon	Mary N. Dillon	Mary N. Dillon
	($)	($)	($)	($)
2021	6,968,391	(4,667,992)	20,260,393	22,560,792
2020	8,100,164	(4,992,349)	9,157,225	12,265,040

	Summary Compensation Table	Exclusion of Stock Awards and	Inclusion of Equity Values for	Compensation Actually Paid to
Year	Total for David C. Kimbell	Option Awards for David C. Kimbell	David C. Kimbell	David C. Kimbell
	($)	($)	($)	($)
2022	13,512,384	(7,823,293)	25,545,366	31,234,457
2021	8,539,767	(3,702,045)	15,053,043	19,890,765

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
2022	4,506,950	(2,405,339)	6,055,337	8,156,948
2021	2,961,167	(1,162,224)	3,467,085	5,266,028
2020	3,939,707	(2,683,588)	5,384,964	6,641,083

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mary N. Dillon	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mary N. Dillon	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mary N. Dillon	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mary N. Dillon	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mary N. Dillon	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mary N. Dillon	Total - Inclusion of Equity Values for Mary N. Dillon
	($)	($)	($)	($)	($)	($)	($)
2021	8,350,423	6,789,382	0	5,120,588	0	0	20,260,393
2020	10,692,770	1,295,149	0	(2,830,694)	0	0	9,157,225

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David C. Kimbell	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David C. Kimbell	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David C. Kimbell	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David C. Kimbell	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David C. Kimbell	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David C. Kimbell	Total - Inclusion of Equity Values for David C. Kimbell
	($)	($)	($)	($)	($)	($)	($)
2022	12,623,599	12,662,811	0	258,956	0	0	25,545,366
2021	7,486,997	6,525,855	0	1,040,191	0	0	15,053,043

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)	($)	($)
2022	3,584,954	2,440,946	0	29,437	0	0	6,055,337
2021	2,165,935	1,147,385	0	153,765	0	0	3,467,085
2020	5,681,481	79,970	0	(376,487)	0	0	5,384,964

The fair values of RSUs, PBSs, and stock options included in the Compensation Actually Paid to our PEOs and the Average Compensation Actually Paid to our non-PEO NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in this proxy statement and our Annual Report on Form 10-K for the year ended January 28, 2023. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates. Changes to the PBS fair values are based on the updated stock price at the respective measurement dates, in addition to expected volatility, risk-free interest rate assumptions, and TSR. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected life, expected volatility, and risk-free interest rate assumptions. For all years presented, the meaningful increases or decreases in the year-end PBS fair value and stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company TSR and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, the Company’s cumulative TSR, and the TSR of the S&P 500 Retailing (Industry Group, SP500-2550) over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship BETWEEN PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company-Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Earnings Before Taxes (EBT) during the three most recently completed fiscal years.

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for fiscal 2022 to Company performance. The measures in this table are not ranked.

Financial Performance Measures
Earnings Before Tax (EBT)
Revenue
Total Stockholder Return (TSR)

Total Shareholder Return Amount	$ 188.75	133.94	104.42
Peer Group Total Shareholder Return Amount	123.99	149.72	141.39
Net Income (Loss)	$ 1,242,000,000	$ 986,000,000	$ 176,000,000
Company Selected Measure Amount	1,644,000,000	1,296,000,000	231,000,000
PEO Name	David C. Kimbell
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Before Tax (EBT)
Non-GAAP Measure Description [Text Block]

5.	We determined Earnings Before Taxes (EBT) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in fiscal 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Stockholder Return (TSR)
Average Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,405,339)	$ (1,162,224)	$ (2,683,588)
Average Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,055,337	3,467,085	5,384,964
Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,584,954	2,165,935	5,681,481
Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,440,946	1,147,385	79,970
Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,437	153,765	(376,487)
Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mary N. Dillon
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		6,968,391	8,100,164
PEO Actually Paid Compensation Amount		22,560,792	12,265,040
Mary N. Dillon | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,667,992)	(4,992,349)
Mary N. Dillon | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		20,260,393	9,157,225
Mary N. Dillon | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,350,423	10,692,770
Mary N. Dillon | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,789,382	1,295,149
Mary N. Dillon | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Mary N. Dillon | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,120,588	(2,830,694)
Mary N. Dillon | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Mary N. Dillon | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	$ 0
David C. Kimbell
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	13,512,384	8,539,767
PEO Actually Paid Compensation Amount	31,234,457	19,890,765
David C. Kimbell | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,823,293)	(3,702,045)
David C. Kimbell | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,545,366	15,053,043
David C. Kimbell | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,623,599	7,486,997
David C. Kimbell | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,662,811	6,525,855
David C. Kimbell | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
David C. Kimbell | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	258,956	1,040,191
David C. Kimbell | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
David C. Kimbell | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0